Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.3%
Basic Materials — 0.8%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	13	3,343
Albemarle Corp.	7	1,648
Celanese Corp., Class A	8	1,073
CF Industries Holdings, Inc.	13	1,343
Dow, Inc.	46	2,906
DuPont de Nemours, Inc.	32	2,350
Eastman Chemical Co.	9	976
Ecolab, Inc.	17	3,042
FMC Corp.	8	1,058
International Flavors & Fragrances, Inc.	16	2,146
Linde plc, (United Kingdom)	30	9,731
LyondellBasell Industries NV, Class A	17	1,744
Mosaic Co. (The)	23	1,556
PPG Industries, Inc.	15	1,913
RPM International, Inc.	9	770
Sherwin-Williams Co. (The)	18	4,391

		39,990

Forest Products & Paper — 0.0% (g)
International Paper Co.	25	1,163

Iron/Steel — 0.1%
Nucor Corp.	18	2,699
Steel Dynamics, Inc.	14	1,138

		3,837

Mining — 0.1%
Freeport-McMoRan, Inc.	82	4,062
Newmont Corp.	45	3,610

		7,672

Total Basic Materials		52,662

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Communications — 19.6%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	47	1,657
Omnicom Group, Inc.	25	2,125
Trade Desk, Inc. (The), Class A (a)	101	6,975

		10,757

Internet — 16.6%
Airbnb, Inc., Class A (a)	21	3,649
Alphabet, Inc., Class A (a)	83	230,493
Alphabet, Inc., Class C (a)	79	220,046
Amazon.com, Inc. (a)	117	382,213
Booking Holdings, Inc. (a)	3	6,756
CDW Corp.	68	12,164
Chewy, Inc., Class A (a)	24	997
DoorDash, Inc., Class A (a)	29	3,376
eBay, Inc.	156	8,948
Etsy, Inc. (a)	31	3,871
Expedia Group, Inc. (a)	8	1,658
F5, Inc. (a)	9	1,924
GoDaddy, Inc., Class A (a)	15	1,252
IAC/InterActiveCorp. (a)	21	2,152
Lyft, Inc., Class A (a)	21	794
Match Group, Inc. (a)	73	7,890
MercadoLibre, Inc., (Argentina) (a)	12	13,685
Meta Platforms, Inc., Class A (a)	652	145,046
Netflix, Inc. (a)	52	19,560
NortonLifeLock, Inc.	129	3,429
Okta, Inc., Class A (a)	14	2,056
Palo Alto Networks, Inc. (a)	23	14,034
Pinterest, Inc., Class A (a)	158	3,882
Robinhood Markets, Inc., Class A (a)	26	356
Roku, Inc., Class A (a)	16	1,952
Snap, Inc., Class A (a)	302	10,856
Twitter, Inc. (a)	225	8,721
Uber Technologies, Inc. (a)	103	3,690
VeriSign, Inc. (a)	9	1,936
Wayfair, Inc., Class A (a)	19	2,144
Zendesk, Inc. (a)	27	3,266
Zillow Group, Inc., Class A (a)	4	196
Zillow Group, Inc., Class C (a)	13	618

		1,123,610

Media — 1.2%
Cable One, Inc.	1	761
Charter Communications, Inc., Class A (a)	15	8,129
Comcast Corp., Class A	493	23,078

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Discovery, Inc., Class A (a)	25	616
Discovery, Inc., Class C (a)	41	1,018
DISH Network Corp., Class A (a)	29	925
FactSet Research Systems, Inc.	7	2,990
Fox Corp., Class A	40	1,565
Fox Corp., Class B	20	718
Liberty Broadband Corp., Class A (a)	3	456
Liberty Broadband Corp., Class C (a)	16	2,149
Liberty Global plc, (United Kingdom), Class A (a)	26	668
Liberty Global plc, (United Kingdom), Class C (a)	39	998
Liberty Media Corp.-Liberty Formula One, Class C (a)	18	1,253
Liberty Media Corp.-Liberty SiriusXM, Class A	13	583
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	24	1,082
News Corp., Class A	56	1,244
Paramount Global, Class B	69	2,602
Sirius XM Holdings, Inc.	95	626
Walt Disney Co. (The) (a)	214	29,322

		80,783

Telecommunications — 1.6%
Arista Networks, Inc. (a)	32	4,469
AT&T, Inc.	772	18,249
Cisco Systems, Inc.	582	32,471
Corning, Inc.	407	15,016
Juniper Networks, Inc.	42	1,557
Lumen Technologies, Inc.	103	1,163
Motorola Solutions, Inc.	24	5,730
T-Mobile US, Inc. (a)	74	9,506
Verizon Communications, Inc.	447	22,789

		110,950

Total Communications		1,326,100

Consumer Cyclical — 5.0%
Airlines — 0.9%
Delta Air Lines, Inc. (a)	756	29,918
Southwest Airlines Co. (a)	700	32,042

		61,960

Apparel — 0.2%
NIKE, Inc., Class B	88	11,851
VF Corp.	23	1,296

		13,147

Auto Manufacturers — 1.7%
Cummins, Inc.	9	1,831
Ford Motor Co.	381	6,444

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Auto Manufacturers — continued
General Motors Co. (a)	128		5,597
Lucid Group, Inc. (a)	39		1,002
PACCAR, Inc.	22		1,927
Rivian Automotive, Inc., Class A (a)	18		895
Tesla, Inc. (a)	90		96,651

			114,347

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	19		2,321
BorgWarner, Inc.	18		687
Lear Corp.	5		683

			3,691

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	15		1,900
Fastenal Co.	37		2,190
LKQ Corp.	13		591
Pool Corp.	2		959
WW Grainger, Inc.	3		1,522

			7,162

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A (a)	50		1,235
Caesars Entertainment, Inc. (a)	12		954
DraftKings, Inc., Class A (a)	29		563
Live Nation Entertainment, Inc. (a)	20		2,369
Vail Resorts, Inc.	4		928

			6,049

Food Service — 0.0% (g)
Aramark	10		378

Home Builders — 0.1%
DR Horton, Inc.	18		1,351
Lennar Corp., Class A	15		1,182
NVR, Inc. (a)	—	(h)	786
PulteGroup, Inc.	11		463

			3,782

Home Furnishings — 0.0% (g)
Whirlpool Corp.	4		750

Housewares — 0.0% (g)
Newell Brands, Inc.	28		597

Leisure Time — 0.0% (g)
Carnival Corp. (a)	55		1,119

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Leisure Time — continued
Peloton Interactive, Inc., Class A (a)	19	499
Royal Caribbean Cruises Ltd. (a)	16	1,321

		2,939

Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (a)	20	3,013
Las Vegas Sands Corp. (a)	20	773
Marriott International, Inc., Class A (a)	20	3,497
MGM Resorts International	26	1,071
Wynn Resorts Ltd. (a)	6	444

		8,798

Retail — 1.7%
Advance Auto Parts, Inc.	3	605
AutoZone, Inc. (a)	1	2,627
Bath & Body Works, Inc.	13	609
Best Buy Co., Inc.	14	1,311
Burlington Stores, Inc. (a)	4	768
CarMax, Inc. (a)	11	1,015
Carvana Co., Class A (a)	6	722
Chipotle Mexican Grill, Inc., Class A (a)	2	3,012
Costco Wholesale Corp.	28	16,179
Darden Restaurants, Inc.	8	1,047
Dollar General Corp.	13	2,863
Dollar Tree, Inc. (a)	12	1,909
Domino’s Pizza, Inc.	2	810
Genuine Parts Co.	7	938
Home Depot, Inc. (The)	62	18,422
Lowe’s Cos., Inc.	39	7,865
Lululemon Athletica, Inc., (Canada) (a)	8	3,085
McDonald’s Corp.	44	10,941
O’Reilly Automotive, Inc. (a)	4	2,988
Ross Stores, Inc.	22	2,009
Starbucks Corp.	80	7,316
Target Corp.	28	6,044
TJX Cos., Inc. (The)	73	4,438
Tractor Supply Co.	7	1,658
Ulta Beauty, Inc. (a)	3	1,300
Walgreens Boots Alliance, Inc.	47	2,107
Walmart, Inc.	91	13,542
Yum! Brands, Inc.	17	1,991

		118,121

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	6	494

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Toys/Games/Hobbies — continued

Total Consumer Cyclical		342,215

Consumer Non-cyclical — 23.3%
Agriculture — 0.3%
Altria Group, Inc.	107	5,574
Archer-Daniels-Midland Co.	34	3,074
Bunge Ltd.	10	1,114
Philip Morris International, Inc.	92	8,619

		18,381

Beverages — 3.3%
Brown-Forman Corp., Class B	111	7,469
Coca-Cola Co. (The)	1,505	93,322
Constellation Brands, Inc., Class A	61	14,004
Keurig Dr Pepper, Inc.	256	9,688
Molson Coors Beverage Co., Class B	74	3,928
Monster Beverage Corp. (a)	148	11,800
PepsiCo., Inc.	507	84,832

		225,043

Biotechnology — 1.5%
Alnylam Pharmaceuticals, Inc. (a)	20	3,288
Amgen, Inc.	96	23,298
Biogen, Inc. (a)	26	5,395
BioMarin Pharmaceutical, Inc. (a)	34	2,603
Bio-Rad Laboratories, Inc., Class A (a)	2	1,006
Corteva, Inc.	45	2,604
Gilead Sciences, Inc.	216	12,857
Horizon Therapeutics Plc (a)	37	3,872
Illumina, Inc. (a)	11	3,712
Incyte Corp. (a)	35	2,749
Moderna, Inc. (a)	62	10,675
Novavax, Inc. (a)	12	898
Regeneron Pharmaceuticals, Inc. (a)	19	12,953
Royalty Pharma plc, Class A	19	727
Seagen, Inc. (a)	23	3,385
Vertex Pharmaceuticals, Inc. (a)	46	11,926

		101,948

Commercial Services — 2.1%
Affirm Holdings, Inc., Class A (a)	41	1,915
AMERCO	1	507
Automatic Data Processing, Inc.	100	22,801
Block, Inc., Class A (a)	124	16,791
Booz Allen Hamilton Holding Corp., Class A	10	876

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — continued
Cass Information Systems, Inc.	2	66
Cintas Corp.	6	2,672
Clarivate plc, (United Kingdom) (a)	32	540
CoStar Group, Inc. (a)	24	1,594
Equifax, Inc.	8	1,958
Euronet Worldwide, Inc. (a)	8	982
EVERTEC, Inc., (Puerto Rico)	9	357
Evo Payments, Inc., Class A (a)	7	155
FleetCor Technologies, Inc. (a)	19	4,703
Gartner, Inc. (a)	7	2,206
Global Payments, Inc.	68	9,319
I3 Verticals, Inc., Class A (a)	3	85
MarketAxess Holdings, Inc.	7	2,528
MoneyGram International, Inc. (a)	11	117
Moody’s Corp.	28	9,415
Paya Holdings, Inc. (a)	10	59
Paymentus Holdings, Inc., Class A (a)	2	32
Payoneer Global, Inc. (a)	32	141
PayPal Holdings, Inc. (a)	271	31,333
Repay Holdings Corp., Class A (a)	13	186
Robert Half International, Inc.	8	952
Rollins, Inc.	13	449
S&P Global, Inc.	56	22,933
Sabre Corp. (a)	44	501
Shift4 Payments, Inc., Class A (a)	7	410
TransUnion	13	1,309
United Rentals, Inc. (a)	5	1,660
Verisk Analytics, Inc., Class A	11	2,272
WEX, Inc. (a)	6	1,142

		142,966

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	46	3,450
Estee Lauder Cos., Inc. (The), Class A	16	4,465
Procter & Gamble Co. (The)	143	21,788

		29,703

Food — 0.3%
Campbell Soup Co.	13	599
Conagra Brands, Inc.	30	1,018
General Mills, Inc.	37	2,481
Hershey Co. (The)	8	1,671
Hormel Foods Corp.	20	1,040
J M Smucker Co. (The)	7	1,001

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
Kellogg Co.	17	1,126
Kraft Heinz Co. (The)	43	1,677
Kroger Co. (The)	42	2,407
McCormick & Co., Inc.	16	1,632
Mondelez International, Inc., Class A	83	5,241
Sysco Corp.	36	2,975
Tyson Foods, Inc., Class A	19	1,700

		24,568

Healthcare - Products — 1.5%
10X Genomics, Inc., Class A (a)	6	475
Abbott Laboratories	105	12,416
ABIOMED, Inc. (a)	3	856
Align Technology, Inc. (a)	5	2,311
Avantor, Inc. (a)	33	1,100
Baxter International, Inc.	30	2,304
Bio-Techne Corp.	3	1,094
Boston Scientific Corp. (a)	82	3,639
Cooper Cos., Inc. (The)	3	1,081
Danaher Corp.	41	12,107
DENTSPLY SIRONA, Inc.	15	757
Edwards Lifesciences Corp. (a)	40	4,750
Exact Sciences Corp. (a)	29	2,024
Henry Schein, Inc. (a)	11	971
Hologic, Inc. (a)	16	1,228
IDEXX Laboratories, Inc. (a)	5	2,939
Insulet Corp. (a)	4	1,010
Intuitive Surgical, Inc. (a)	24	7,365
Masimo Corp. (a)	3	483
Medtronic plc, (Ireland)	79	8,806
Novocure Ltd., (Jersey) (a)	7	545
PerkinElmer, Inc.	7	1,254
ResMed, Inc.	9	2,265
STERIS plc	5	1,264
Stryker Corp.	22	5,816
Teleflex, Inc.	3	1,028
Thermo Fisher Scientific, Inc.	25	14,732
Waters Corp. (a)	4	1,177
West Pharmaceutical Services, Inc.	5	1,911
Zimmer Biomet Holdings, Inc.	14	1,768

		99,476

Healthcare - Services — 4.5%
Anthem, Inc.	95	46,531

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Services — continued
Catalent, Inc. (a)	66	7,339
Centene Corp. (a)	225	18,973
Charles River Laboratories International, Inc. (a)	3	775
DaVita, Inc. (a)	3	316
HCA Healthcare, Inc.	14	3,462
Humana, Inc.	51	22,010
IQVIA Holdings, Inc. (a)	14	3,222
Laboratory Corp. of America Holdings (a)	5	1,398
Molina Healthcare, Inc. (a)	23	7,712
Quest Diagnostics, Inc.	7	907
Teladoc Health, Inc. (a)	8	577
UnitedHealth Group, Inc.	368	187,460
Universal Health Services, Inc., Class B	5	721

		301,403

Household Products/Wares — 0.1%
Avery Dennison Corp.	6	1,049
Church & Dwight Co., Inc.	13	1,287
Clorox Co. (The)	9	1,192
Kimberly-Clark Corp.	21	2,563

		6,091

Pharmaceuticals — 9.3%
AbbVie, Inc.	299	48,455
AmerisourceBergen Corp., Class A	8	1,276
Becton Dickinson and Co.	17	4,595
Bristol-Myers Squibb Co.	818	59,742
Cardinal Health, Inc.	20	1,152
Cigna Corp.	19	4,653
CVS Health Corp.	78	7,935
Dexcom, Inc. (a)	6	3,132
Elanco Animal Health, Inc. (a)	23	590
Eli Lilly & Co.	305	87,369
Jazz Pharmaceuticals plc, (Ireland) (a)	3	403
Johnson & Johnson	984	174,419
McKesson Corp.	10	2,936
Merck & Co., Inc.	946	77,591
Neurocrine Biosciences, Inc. (a)	17	1,598
Organon & Co.	80	2,790
Pfizer, Inc.	2,100	108,701
Viatris, Inc.	461	5,010
Zoetis, Inc., Class A	180	33,939

		626,286

Total Consumer Non-cyclical		1,575,865

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Energy — 3.9%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	22	4,414
Plug Power, Inc. (a)	31	898
SolarEdge Technologies, Inc., (Israel) (a)	9	2,875
Sunrun, Inc. (a)	12	362

		8,549

Oil & Gas — 3.1%
Chevron Corp.	331	53,882
ConocoPhillips	228	22,759
Coterra Energy, Inc.	139	3,750
Devon Energy Corp.	108	6,389
Diamondback Energy, Inc.	28	3,903
EOG Resources, Inc.	104	12,341
Exxon Mobil Corp.	727	60,016
Hess Corp.	52	5,544
Marathon Petroleum Corp.	107	9,153
Occidental Petroleum Corp.	169	9,588
Phillips 66	85	7,329
Pioneer Natural Resources Co.	41	10,175
Valero Energy Corp.	70	7,064

		211,893

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	144	5,260
Halliburton Co.	159	6,008
Schlumberger NV	245	10,141

		21,409

Pipelines — 0.4%
Cheniere Energy, Inc.	42	5,856
Kinder Morgan, Inc.	350	6,611
ONEOK, Inc.	75	5,264
Williams Cos., Inc. (The)	200	6,692

		24,423

Total Energy		266,274

Financial — 11.9%
Banks — 3.2%
Bank of America Corp.	1,071	44,137
Bank of New York Mellon Corp. (The)	127	6,310
Citigroup, Inc.	297	15,866
Citizens Financial Group, Inc.	79	3,602
Fifth Third Bancorp	116	4,999
First Citizens BancShares, Inc., Class A	3	1,774

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
First Republic Bank	30	4,865
Goldman Sachs Group, Inc. (The)	50	16,658
Huntington Bancshares, Inc.	267	3,910
KeyCorp.	167	3,737
M&T Bank Corp.	23	3,902
Morgan Stanley	201	17,565
Northern Trust Corp.	36	4,138
PNC Financial Services Group, Inc. (The)	61	11,343
Regions Financial Corp.	173	3,844
Signature Bank	11	3,141
State Street Corp.	61	5,333
SVB Financial Group (a)	10	5,716
Truist Financial Corp.	202	11,433
US Bancorp	216	11,491
Webster Financial Corp.	42	2,340
Wells Fargo & Co.	586	28,402

		214,506

Diversified Financial Services — 4.3%
Alliance Data Systems Corp.	7	379
Ally Financial, Inc.	65	2,838
American Express Co.	104	19,509
Ameriprise Financial, Inc.	19	5,580
Apollo Global Management, Inc.	66	4,078
BlackRock, Inc., Class A	2	1,444
Capital One Financial Corp.	68	8,878
Cboe Global Markets, Inc.	20	2,336
Charles Schwab Corp. (The)	216	18,182
CME Group, Inc., Class A	54	12,956
Coinbase Global, Inc., Class A (a)	8	1,555
Discover Financial Services	49	5,410
Franklin Resources, Inc.	63	1,770
Intercontinental Exchange, Inc.	86	11,390
International Money Express, Inc. (a)	4	87
Invesco Ltd.	82	1,891
Mastercard, Inc., Class A	213	76,109
Nasdaq, Inc.	21	3,822
Raymond James Financial, Inc.	32	3,490
SEI Investments Co.	29	1,736
SoFi Technologies, Inc. (a)	112	1,057
Synchrony Financial	103	3,573
T Rowe Price Group, Inc.	37	5,658
Tradeweb Markets, Inc., Class A	20	1,785

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
Upstart Holdings, Inc. (a)	7	816
Visa, Inc., Class A	405	89,851
Western Union Co. (The)	98	1,830

		288,010

Insurance — 3.1%
Aflac, Inc.	102	6,560
Alleghany Corp. (a)	3	2,490
Allstate Corp. (The)	47	6,547
American Financial Group, Inc.	15	2,119
American International Group, Inc.	132	8,285
Aon plc, Class A	36	11,821
Arch Capital Group Ltd., (Bermuda) (a)	56	2,721
Arthur J Gallagher & Co.	34	5,892
Assurant, Inc.	7	1,337
Berkshire Hathaway, Inc., Class B (a)	188	66,439
Brown & Brown, Inc.	36	2,573
Chubb Ltd., (Switzerland)	61	13,114
Cincinnati Financial Corp.	24	3,299
Equitable Holdings, Inc.	71	2,198
Erie Indemnity Co., Class A	5	924
Everest Re Group Ltd., (Bermuda)	8	2,441
Fidelity National Financial, Inc.	51	2,504
Globe Life, Inc.	20	2,005
Hartford Financial Services Group, Inc. (The)	60	4,336
Lincoln National Corp.	34	2,247
Loews Corp.	42	2,703
Markel Corp. (a)	2	3,604
Marsh & McLennan Cos., Inc.	77	13,186
MetLife, Inc.	114	7,985
Principal Financial Group, Inc.	46	3,392
Progressive Corp. (The)	91	10,387
Prudential Financial, Inc.	61	7,152
Travelers Cos., Inc. (The)	39	7,191
Willis Towers Watson plc, (United Kingdom)	21	5,040
WR Berkley Corp.	32	2,133

		212,625

Private Equity — 0.3%
Blackstone, Inc.	104	13,247
Carlyle Group, Inc. (The)	27	1,321
KKR & Co., Inc.	94	5,495

		20,063

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	20	1,868

REITS — 1.0%
AGNC Investment Corp.	57	747
Alexandria Real Estate Equities, Inc.	7	1,501
American Tower Corp.	29	7,160
Annaly Capital Management, Inc.	194	1,363
AvalonBay Communities, Inc.	8	1,912
Boston Properties, Inc.	8	1,069
Camden Property Trust	5	892
Crown Castle International Corp.	26	4,792
Digital Realty Trust, Inc.	18	2,491
Duke Realty Corp.	20	1,189
Equinix, Inc.	6	4,480
Equity LifeStyle Properties, Inc.	8	641
Equity Residential	20	1,836
Essex Property Trust, Inc.	3	1,148
Extra Space Storage, Inc.	7	1,456
Healthpeak Properties, Inc.	28	976
Host Hotels & Resorts, Inc.	34	669
Invitation Homes, Inc.	34	1,349
Iron Mountain, Inc.	14	791
Kimco Realty Corp.	30	748
Medical Properties Trust, Inc.	25	532
Mid-America Apartment Communities, Inc.	6	1,221
Prologis, Inc.	42	6,723
Public Storage	9	3,501
Realty Income Corp.	31	2,170
Regency Centers Corp.	7	500
SBA Communications Corp., Class A	7	2,434
Simon Property Group, Inc.	18	2,369
Sun Communities, Inc.	6	1,002
UDR, Inc.	15	877
Ventas, Inc.	25	1,527
VICI Properties, Inc.	35	1,008
Vornado Realty Trust	12	528
Welltower, Inc.	26	2,455
Weyerhaeuser Co.	46	1,726
WP Carey, Inc.	10	818

		66,601

Total Financial		803,673

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Industrial — 6.6%
Aerospace/Defense — 0.7%
Boeing Co. (The) (a)	39	7,470
General Dynamics Corp.	14	3,418
HEICO Corp.	1	226
HEICO Corp., Class A	6	706
Howmet Aerospace, Inc.	27	959
L3Harris Technologies, Inc.	11	2,693
Lockheed Martin Corp.	15	6,554
Northrop Grumman Corp.	9	4,053
Raytheon Technologies Corp.	89	8,787
Teledyne Technologies, Inc. (a)	23	11,034
TransDigm Group, Inc. (a)	3	2,129

		48,029

Building Materials — 0.2%
Carrier Global Corp.	48	2,198
Fortune Brands Home & Security, Inc.	9	677
Johnson Controls International plc	44	2,909
Lennox International, Inc.	2	525
Martin Marietta Materials, Inc.	4	1,498
Masco Corp.	12	611
Mohawk Industries, Inc. (a)	5	611
Owens Corning	7	686
Vulcan Materials Co.	9	1,682

		11,397

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	15	2,035
Emerson Electric Co.	36	3,500
Generac Holdings, Inc. (a)	4	1,261

		6,796

Electronics — 1.3%
Agilent Technologies, Inc.	22	2,925
Allegion plc, (Ireland)	5	582
Amphenol Corp., Class A	302	22,760
Arrow Electronics, Inc. (a)	36	4,296
Fortive Corp.	22	1,331
Garmin Ltd., (Switzerland)	10	1,221
Honeywell International, Inc.	41	7,946
Keysight Technologies, Inc. (a)	94	14,825
Mettler-Toledo International, Inc. (a)	1	2,003
Sensata Technologies Holding plc (a)	9	452
TE Connectivity Ltd.	164	21,441
Trimble, Inc. (a)	129	9,327

		89,109

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	8	1,118

Environmental Control — 0.1%
Pentair plc, (United Kingdom)	12	653
Republic Services, Inc., Class A	14	1,826
Waste Connections, Inc.	16	2,246
Waste Management, Inc.	27	4,228

		8,953

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	4	788
Stanley Black & Decker, Inc.	10	1,463

		2,251

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	34	7,638

Machinery - Diversified — 0.4%
Cognex Corp.	87	6,714
Deere & Co.	21	8,519
Dover Corp.	9	1,346
IDEX Corp.	4	766
Ingersoll Rand, Inc.	21	1,068
Nordson Corp.	3	569
Otis Worldwide Corp.	23	1,769
Rockwell Automation, Inc.	8	2,126
Westinghouse Air Brake Technologies Corp.	12	1,158
Xylem, Inc.	14	1,193

		25,228

Miscellaneous Manufacturers — 0.4%
3M Co.	34	5,093
AO Smith Corp.	6	375
Eaton Corp. plc	24	3,656
General Electric Co.	69	6,277
Illinois Tool Works, Inc.	19	3,955
Parker-Hannifin Corp.	8	2,267
Textron, Inc.	16	1,161
Trane Technologies plc, (Ireland)	15	2,278

		25,062

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	104	1,174
Ball Corp.	23	2,109

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Packaging & Containers — continued
Crown Holdings, Inc.	8	1,012
Packaging Corp. of America	7	1,035
Sealed Air Corp.	8	530
Westrock Co.	18	858

		6,718

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	3	682

Transportation — 3.2%
CH Robinson Worldwide, Inc.	103	11,069
CSX Corp.	132	4,931
Expeditors International of Washington, Inc.	133	13,698
FedEx Corp.	191	44,190
JB Hunt Transport Services, Inc.	6	1,161
Knight-Swift Transportation Holdings, Inc., Class A	11	548
Norfolk Southern Corp.	15	4,196
Old Dominion Freight Line, Inc.	7	2,098
Union Pacific Corp.	38	10,318
United Parcel Service, Inc., Class B	568	121,821

		214,030

Total Industrial		447,011

Technology — 27.3%
Computers — 7.4%
Accenture plc, (Ireland), Class A	60	20,335
Apple, Inc.	2,408	420,540
Cantaloupe, Inc. (a)	8	55
Cognizant Technology Solutions Corp., Class A	48	4,344
Conduent, Inc. (a)	24	124
Crowdstrike Holdings, Inc., Class A (a)	45	10,163
Dell Technologies, Inc., Class C (a)	42	2,096
EPAM Systems, Inc. (a)	6	1,708
ExlService Holdings, Inc. (a)	5	681
Fortinet, Inc. (a)	32	10,789
Hewlett Packard Enterprise Co.	186	3,116
HP, Inc.	161	5,856
International Business Machines Corp.	81	10,559
Leidos Holdings, Inc.	10	1,047
Maximus, Inc.	9	663
NetApp, Inc.	28	2,353
Seagate Technology Holdings plc	26	2,340
TaskUS, Inc., Class A (a)	4	146
TTEC Holdings, Inc.	3	226

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Computers — continued
Western Digital Corp. (a)	45	2,220
Zscaler, Inc. (a)	19	4,625

		503,986

Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A (a)	27	11,285

Semiconductors — 6.1%
Advanced Micro Devices, Inc. (a)	287	31,349
Analog Devices, Inc.	90	14,877
Applied Materials, Inc.	160	21,133
Broadcom, Inc.	69	43,430
Entegris, Inc.	23	2,971
Intel Corp.	681	33,740
IPG Photonics Corp. (a)	19	2,123
KLA Corp.	27	9,866
Lam Research Corp.	25	13,544
Marvell Technology, Inc.	140	10,023
Microchip Technology, Inc.	95	7,116
Micron Technology, Inc.	188	14,666
Monolithic Power Systems, Inc.	7	3,540
NVIDIA Corp.	441	120,254
NXP Semiconductors NV, (Netherlands)	45	8,325
ON Semiconductor Corp. (a)	72	4,510
Qorvo, Inc. (a)	20	2,458
QUALCOMM, Inc.	193	29,534
Skyworks Solutions, Inc.	29	3,849
Teradyne, Inc.	30	3,547
Texas Instruments, Inc.	155	28,492

		409,347

Software — 13.6%
Activision Blizzard, Inc.	93	7,439
Adobe, Inc. (a)	111	50,582
Akamai Technologies, Inc. (a)	15	1,759
ANSYS, Inc. (a)	20	6,242
Asana, Inc., Class A (a)	16	622
Autodesk, Inc. (a)	51	10,936
Avalara, Inc. (a)	20	1,954
Bentley Systems, Inc., Class B	38	1,685
Bill.com Holdings, Inc. (a)	17	3,919
Black Knight, Inc. (a)	36	2,097
Broadridge Financial Solutions, Inc.	28	4,425
Cadence Design Systems, Inc. (a)	64	10,456

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Ceridian HCM Holding, Inc. (a)	33	2,223
Cerner Corp.	15	1,396
Citrix Systems, Inc.	28	2,811
Cloudflare, Inc., Class A (a)	24	2,844
Concentrix Corp.	6	1,057
Coupa Software, Inc. (a)	16	1,667
CSG Systems International, Inc.	5	303
Datadog, Inc., Class A (a)	49	7,469
DocuSign, Inc., Class A (a)	46	4,960
Dropbox, Inc., Class A (a)	68	1,581
Dynatrace, Inc. (a)	41	1,922
Electronic Arts, Inc.	31	3,901
Fair Isaac Corp. (a)	6	2,823
Fidelity National Information Services, Inc.	143	14,401
Fiserv, Inc. (a)	140	14,163
Guidewire Software, Inc. (a)	16	1,496
HubSpot, Inc. (a)	10	4,900
Intuit, Inc.	63	30,183
Jack Henry & Associates, Inc.	16	3,202
Microsoft Corp.	1,658	511,071
MongoDB, Inc., Class A (a)	5	2,428
MSCI, Inc., Class A	14	7,108
Oracle Corp.	372	30,781
Palantir Technologies, Inc., Class A (a)	370	5,082
Paychex, Inc.	75	10,273
Paycom Software, Inc. (a)	11	3,951
PTC, Inc. (a)	24	2,630
RingCentral, Inc., Class A (a)	18	2,150
Roper Technologies, Inc.	7	3,184
salesforce.com, Inc. (a)	225	47,720
ServiceNow, Inc. (a)	46	25,629
Snowflake, Inc., Class A (a)	21	4,756
Splunk, Inc. (a)	36	5,357
SS&C Technologies Holdings, Inc.	51	3,849
Synopsys, Inc. (a)	35	11,594
Take-Two Interactive Software, Inc. (a)	15	2,276
Twilio, Inc., Class A (a)	17	2,877
Tyler Technologies, Inc. (a)	9	4,038
Unity Software, Inc. (a)	15	1,487
Veeva Systems, Inc., Class A (a)	9	1,955
Verra Mobility Corp., Class A (a)	19	308
VMware, Inc., Class A	49	5,615

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Workday, Inc., Class A (a)	45	10,822
Zoom Video Communications, Inc., Class A (a)	52	6,048
ZoomInfo Technologies, Inc., Class A (a)	76	4,522

		922,929

Total Technology		1,847,547

Utilities — 0.9%
Electric — 0.9%
AES Corp. (The)	41	1,054
Alliant Energy Corp.	12	742
Ameren Corp.	13	1,264
American Electric Power Co., Inc.	30	2,947
CenterPoint Energy, Inc.	38	1,155
CMS Energy Corp.	14	964
Consolidated Edison, Inc.	22	2,085
Constellation Energy Corp.	23	1,283
Dominion Energy, Inc.	49	4,178
DTE Energy Co.	13	1,712
Duke Energy Corp.	47	5,240
Edison International	25	1,720
Entergy Corp.	13	1,524
Evergy, Inc.	11	733
Eversource Energy	22	1,971
Exelon Corp.	60	2,838
FirstEnergy Corp.	29	1,316
NextEra Energy, Inc.	112	9,447
NRG Energy, Inc.	19	747
PG&E Corp. (a)	96	1,151
PPL Corp.	51	1,456
Public Service Enterprise Group, Inc.	26	1,819
Sempra Energy	17	2,916
Southern Co. (The)	65	4,700
Vistra Corp.	18	423
WEC Energy Group, Inc.	19	1,908
Xcel Energy, Inc.	34	2,482

		59,775

Gas — 0.0% (g)
Atmos Energy Corp.	6	706
NiSource, Inc.	18	588
UGI Corp.	18	642

		1,936

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Water — 0.0% (g)
American Water Works Co., Inc.	9		1,529
Essential Utilities, Inc.	9		467

			1,996

Total Utilities			63,707

Total Common Stocks (Cost $5,825,219)			6,725,054

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.0%
Time Deposits — 1.0%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2022	3,418		3,418
Barclays SA, 0.15%, 04/01/2022	30,039		30,039
BNP Paribas SA, 0.15%, 04/01/2022	10,125		10,125
Brown Brothers Harriman, 0.15%, 04/01/2022	—	(h)	—	(h)
Citibank NA, 0.15%, 04/01/2022	4,388		4,388
Sumitomo Mitsui Banking Corp., 0.15%, 04/01/2022	6,272		6,272
Sumitomo Mitsui Trust Bank Ltd., 0.15%, 04/01/2022	12,444		12,444
Total Short-Term Investments (Cost $66,686)			66,686

Total Investments — 100.3% (Cost - $5,891,905) *			6,791,740
Liabilities in Excess of Other Assets — (0.3)%			(21,924)

NET ASSETS — 100.0%			$6,769,816

Percentages indicated are based on net assets

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	3	06/2022	USD	317	(7)
Micro E-mini NASDAQ 100 Index	354	06/2022	USD	9,705	822
Micro E-mini S&P 500 Index	510	06/2022	USD	11,204	350
NASDAQ 100 E-mini Index	3	06/2022	USD	809	83
S&P 500 E-mini Index	50	06/2022	USD	11,179	148
Micro E-mini Russell 2000 Index	87	06/2022	USD	895	3

Total unrealized appreciation (depreciation)					1,399

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Summary of Investments by Industry, March 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	16.6%
Software	13.6%
Pharmaceuticals	9.2%
Computers	7.4%
Semiconductors	6.0%
Healthcare - Services	4.5%
Diversified Financial Services	4.2%
Beverages	3.3%
Banks	3.2%
Transportation	3.2%
Insurance	3.1%
Oil & Gas	3.1%
Commercial Services	2.1%
Retail	1.7%
Auto Manufacturers	1.7%
Telecommunications	1.6%
Biotechnology	1.5%
Healthcare - Products	1.5%
Electronics	1.3%
Media	1.2%
Others (Each less than 1.0%)	9.0%
Short-Term Investments	1.0%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 96.9%
Austria — 0.4%
Erste Group Bank AG	101	3,692
OMV AG	54	2,584
Raiffeisen Bank International AG	44	619
Verbund AG	18	1,943
voestalpine AG	58	1,722

		10,560

Belgium — 0.5%
Ageas SA	51	2,560
Elia Group SA	8	1,288
Groupe Bruxelles Lambert SA	32	3,335
KBC Group NV	74	5,283
Sofina SA	5	1,646
UCB SA	16	1,958

		16,070

Canada — 1.2%
Agnico Eagle Mines Ltd.	8	476
Air Canada (a)	3	57
Algonquin Power & Utilities Corp.	11	178
Alimentation Couche-Tard, Inc.	14	653
AltaGas Ltd.	5	105
Ballard Power Systems, Inc. (a)	4	47
Bank of Montreal	11	1,296
Bank of Nova Scotia (The)	21	1,483
Barrick Gold Corp.	30	743
BCE, Inc.	1	68
BlackBerry Ltd. (a)	9	67
Brookfield Asset Management, Inc., Class A	24	1,358
CAE, Inc. (a)	5	142
Cameco Corp.	7	198
Canadian Apartment Properties REIT	1	61
Canadian Imperial Bank of Commerce	8	930
Canadian National Railway Co.	12	1,615
Canadian Natural Resources Ltd.	20	1,240
Canadian Pacific Railway Ltd.	16	1,306

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Canada — continued
Canadian Tire Corp. Ltd., Class A	1		148
Canadian Utilities Ltd., Class A	2		66
Canopy Growth Corp. (a)	4		31
CCL Industries, Inc., Class B	3		115
Cenovus Energy, Inc.	22		372
CGI, Inc. (a)	4		297
Constellation Software, Inc.	—	(h)	586
Dollarama, Inc.	5		279
Emera, Inc.	4		218
Empire Co. Ltd.	3		101
Enbridge, Inc.	34		1,588
Fairfax Financial Holdings Ltd.	—	(h)	232
First Quantum Minerals Ltd.	10		346
FirstService Corp.	1		96
Fortis, Inc.	8		398
Franco-Nevada Corp.	3		518
George Weston Ltd.	1		158
GFL Environmental, Inc.	3		88
Gildan Activewear, Inc., Class A	3		126
Great-West Lifeco, Inc.	5		142
Hydro One Ltd. (e)	6		153
iA Financial Corp., Inc.	2		110
IGM Financial, Inc.	1		51
Imperial Oil Ltd.	4		201
Intact Financial Corp.	3		443
Ivanhoe Mines Ltd., Class A (a)	10		95
Keyera Corp.	4		94
Kinross Gold Corp.	22		127
Lightspeed Commerce, Inc. (a)	2		58
Loblaw Cos. Ltd.	3		256
Lundin Mining Corp.	11		113
Magna International, Inc.	5		312
Manulife Financial Corp.	33		705
Metro, Inc.	4		240
National Bank of Canada	6		441
Northland Power, Inc.	4		130
Nutrien Ltd.	10		1,004
Nuvei Corp. (a)	1		84
Onex Corp.	1		84
Open Text Corp.	5		196
Pan American Silver Corp.	4		96
Parkland Corp.	3		76
Pembina Pipeline Corp.	9		352

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Power Corp. of Canada	10	295
Quebecor, Inc., Class B	3	67
Restaurant Brands International, Inc.	5	282
RioCan Real Estate Investment Trust	3	53
Ritchie Bros Auctioneers, Inc.	2	110
Rogers Communications, Inc., Class B	6	341
Royal Bank of Canada	24	2,669
Saputo, Inc.	4	99
Shaw Communications, Inc., Class B	8	239
Shopify, Inc., Class A (a)	2	1,308
Sun Life Financial, Inc.	10	557
Suncor Energy, Inc.	25	807
TC Energy Corp.	17	942
Teck Resources Ltd., Class B	8	325
TELUS Corp.	8	201
TFI International, Inc.	1	153
Thomson Reuters Corp.	3	315
TMX Group Ltd.	1	97
Toromont Industries Ltd.	1	135
Toronto-Dominion Bank (The)	31	2,459
Tourmaline Oil Corp.	5	246
West Fraser Timber Co. Ltd.	2	134
Wheaton Precious Metals Corp.	8	365
WSP Global, Inc.	2	266

		35,814

Chile — 0.1%
Antofagasta plc	197	4,272

Denmark — 2.1%
AP Moller - Maersk A/S, Class A	1	1,839
AP Moller - Maersk A/S, Class B	1	3,441
Danske Bank A/S	203	3,379
DSV A/S	40	7,729
Novo Nordisk A/S, Class B	218	24,179
Orsted AS (a) (e)	51	6,400
Pandora A/S	87	8,326
ROCKWOOL International A/S, Class B	2	544
Tryg A/S	106	2,578
Vestas Wind Systems A/S	200	5,857

		64,272

Finland — 0.8%
Fortum OYJ	120	2,187
Kone OYJ, Class B	67	3,516

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — continued
Nordea Bank Abp	944	9,717
Orion OYJ, Class B	14	624
Sampo OYJ, Class A	147	7,177
Wartsila OYJ Abp	93	849

		24,070

France — 17.0%
Aeroports de Paris (a)	6	872
Airbus SE (a)	117	14,064
Alstom SA	63	1,468
Amundi SA (e)	18	1,217
AXA SA	573	16,784
BNP Paribas SA	331	18,929
Bouygues SA	45	1,587
Bureau Veritas SA	58	1,661
Cie de Saint-Gobain	100	5,951
CNP Assurances	51	1,232
Credit Agricole SA	364	4,352
Danone SA	241	13,330
Dassault Aviation SA	5	777
Eiffage SA	17	1,694
Electricite de France SA	147	1,383
Engie SA	494	6,490
EssilorLuxottica SA	251	45,945
Eurazeo SE	12	993
Getlink SE	87	1,571
Hermes International	28	39,177
Ipsen SA	5	611
Kering SA	66	41,390
Legrand SA	53	5,027
LVMH Moet Hennessy Louis Vuitton SE	243	173,195
Renault SA (a)	129	3,367
Safran SA	68	7,955
Sanofi	147	15,051
Schneider Electric SE	107	17,942
Societe Generale SA	239	6,400
Teleperformance	12	4,423
Thales SA	21	2,641
TotalEnergies SE	921	46,605
Veolia Environnement SA	177	5,687
Vinci SA	106	10,878
Wendel SE	8	812

		521,461

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — 9.0%
adidas AG	166	38,777
Allianz SE (Registered)	120	28,726
Bayer AG (Registered)	127	8,699
Bayerische Motoren Werke AG	222	19,174
Brenntag SE	31	2,463
Commerzbank AG (a)	295	2,242
Daimler Truck Holding AG (a)	81	2,256
Deutsche Bank AG (Registered) (a)	609	7,665
Deutsche Boerse AG	56	10,072
Deutsche Lufthansa AG (Registered) (a)	117	946
Deutsche Post AG (Registered)	196	9,358
E.ON SE	607	7,054
GEA Group AG	30	1,249
Hannover Rueck SE	18	3,017
Infineon Technologies AG	935	31,643
KION Group AG	14	934
Knorr-Bremse AG	14	1,104
Mercedes-Benz Group AG	574	40,255
Merck KGaA	17	3,494
MTU Aero Engines AG	11	2,443
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	41	11,030
Puma SE	92	7,847
Rational AG	1	708
RWE AG	174	7,557
Siemens AG (Registered)	151	20,941
Siemens Energy AG	79	1,800
Uniper SE	25	636
Volkswagen AG	22	5,373

		277,463

Ireland — 0.6%
AerCap Holdings NV (a)	26	1,330
DCC plc	20	1,513
Experian plc	182	7,028
Kerry Group plc, Class A	59	6,575
Kingspan Group plc	30	2,978

		19,424

Italy — 3.2%
Assicurazioni Generali SpA	326	7,455
Atlantia SpA (a)	98	2,038
Bio On Spa (a) (bb) (cc)	1	—
Enel SpA	2,198	14,673
Eni SpA	927	13,515
Ferrari NV	84	18,402

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
FinecoBank Banca Fineco SpA	180	2,725
Intesa Sanpaolo SpA	4,864	11,132
Mediobanca Banca di Credito Finanziario SpA	183	1,846
Moncler SpA	179	9,953
Poste Italiane SpA (e)	154	1,741
Prysmian SpA	50	1,698
Recordati Industria Chimica e Farmaceutica SpA	14	679
Snam SpA	553	3,188
Terna - Rete Elettrica Nazionale	385	3,306
UniCredit SpA	623	6,719

		99,070

Japan — 5.1%
Capcom Co. Ltd.	107	2,592
Casio Computer Co. Ltd.	128	1,469
COLOPL, Inc.	36	185
DeNA Co. Ltd.	52	785
GungHo Online Entertainment, Inc.	29	618
Koei Tecmo Holdings Co. Ltd.	36	1,171
Konami Holdings Corp.	57	3,570
Nexon Co. Ltd.	300	7,175
Nikon Corp.	200	2,134
Nintendo Co. Ltd.	67	33,819
Panasonic Corp.	1,458	14,161
Sharp Corp.	141	1,320
Sony Group Corp.	833	85,654
Square Enix Holdings Co. Ltd.	52	2,308
Tamron Co. Ltd.	10	196

		157,157

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	22	606

Luxembourg — 0.3%
ArcelorMittal SA	318	10,202

Netherlands — 8.7%
ABN AMRO Bank NV, CVA, GDR (e)	124	1,586
Aegon NV	527	2,795
ASM International NV	34	12,214
ASML Holding NV	296	197,824
Euronext NV (e)	25	2,292
EXOR NV	32	2,428
IMCD NV	11	1,924
ING Groep NV	1,150	12,004

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
JDE Peet’s NV	37	1,070
NN Group NV	80	4,033
Randstad NV	24	1,427
Stellantis NV	1,364	22,090
Wolters Kluwer NV	52	5,533

		267,220

Norway — 1.1%
DNB Bank ASA	274	6,194
Equinor ASA	359	13,398
Gjensidige Forsikring ASA	59	1,455
Mowi ASA	162	4,373
Norsk Hydro ASA	670	6,514
Orkla ASA	277	2,465

		34,399

Poland — 0.0% (g)
InPost SA (a)	41	257

Portugal — 0.2%
EDP - Energias de Portugal SA	758	3,731
Galp Energia SGPS SA	184	2,327

		6,058

South Korea — 1.6%
Samsung Electronics Co. Ltd.	525	30,063
Samsung Electronics Co. Ltd. (Registered), GDR	14	18,862

		48,925

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	46	1,250
Aena SME SA (a) (e)	15	2,472
Banco Bilbao Vizcaya Argentaria SA	1,964	11,212
Banco Santander SA	5,107	17,363
CaixaBank SA	1,306	4,429
EDP Renovaveis SA	78	2,008
Enagas SA	62	1,368
Endesa SA	89	1,931
Ferrovial SA	96	2,550
Iberdrola SA	1,579	17,256
Naturgy Energy Group SA	53	1,595
Red Electrica Corp. SA	112	2,292
Repsol SA	533	6,979
Siemens Gamesa Renewable Energy SA (a)	47	821

		73,526

Sweden — 2.8%
Alfa Laval AB	62	2,141

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Assa Abloy AB, Class B	198		5,326
Atlas Copco AB, Class A	133		6,891
Atlas Copco AB, Class B	77		3,498
Boliden AB	136		6,879
Epiroc AB, Class A	130		2,787
Epiroc AB, Class B	77		1,383
EQT AB	87		3,398
Husqvarna AB, Class B	82		857
Industrivarden AB, Class A	39		1,102
Industrivarden AB, Class C	48		1,326
Investment AB Latour, Class B	29		926
Investor AB, Class A	147		3,417
Investor AB, Class B	537		11,658
Kinnevik AB, Class B (a)	71		1,858
L E Lundbergforetagen AB, Class B	23		1,150
Lifco AB, Class B	46		1,178
Nibe Industrier AB, Class B	282		3,126
Sandvik AB	223		4,741
Securitas AB, Class B	61		693
Skandinaviska Enskilda Banken AB, Class A	479		5,182
Skanska AB, Class B	67		1,508
SKF AB, Class B	76		1,238
Svenska Handelsbanken AB, Class A	430		3,950
Swedbank AB, Class A	267		3,983
Volvo AB, Class A	39		753
Volvo AB, Class B	283		5,272

			86,221

Switzerland — 26.2%
ABB Ltd. (Registered)	325		10,534
Adecco Group AG (Registered)	32		1,438
Baloise Holding AG (Registered)	13		2,409
Barry Callebaut AG (Registered)	2		5,158
Chocoladefabriken Lindt & Spruengli AG	1		7,808
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	8,104
Cie Financiere Richemont SA (Registered), Class A	456		57,829
Credit Suisse Group AG (Registered)	781		6,145
Geberit AG (Registered)	7		4,372
Glencore plc	4,944		32,169
Julius Baer Group Ltd.	65		3,772
Kuehne + Nagel International AG (Registered)	11		3,050
Nestle SA (Registered)	1,736		225,707
Novartis AG (Registered)	1,474		129,386
Partners Group Holding AG	7		8,276

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Roche Holding AG	494	196,399
Schindler Holding AG	8	1,728
Schindler Holding AG (Registered)	4	842
SGS SA (Registered)	1	3,294
STMicroelectronics NV	489	21,260
Swatch Group AG (The)	25	7,170
Swatch Group AG (The) (Registered)	46	2,525
Swiss Life Holding AG (Registered)	9	5,950
Swiss Re AG	89	8,456
UBS Group AG (Registered)	1,036	20,241
VAT Group AG (e)	5	2,034
Vifor Pharma AG (a)	33	5,852
Zurich Insurance Group AG	44	21,885

		803,793

United Arab Emirates — –%
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 13.6%
3i Group plc	287	5,182
abrdn plc	640	1,792
Admiral Group plc	57	1,922
Anglo American plc	638	33,141
Ashtead Group plc	88	5,554
Associated British Foods plc	132	2,858
AstraZeneca plc	201	26,595
Aviva plc	1,116	6,604
BAE Systems plc	627	5,890
Barclays plc	4,935	9,566
BP plc	7,250	35,543
Bunzl plc	67	2,587
Burberry Group plc	354	7,726
CNH Industrial NV	202	3,186
Ferguson plc	44	5,921
GlaxoSmithKline plc	651	14,094
Hargreaves Lansdown plc	106	1,398
HSBC Holdings plc	5,992	40,931
Intertek Group plc	32	2,177
Legal & General Group plc	1,758	6,233
Lloyds Banking Group plc	20,911	12,734
London Stock Exchange Group plc	97	10,105
M&G plc	766	2,206
Melrose Industries plc	859	1,393
NatWest Group plc	1,665	4,704

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)
Common Stocks — continued
United Kingdom — continued
Phoenix Group Holdings plc		205		1,645
Prudential plc		809		11,941
RELX plc		382		11,901
Rentokil Initial plc		368		2,532
Rio Tinto plc		560		44,769
Rolls-Royce Holdings plc (a)		1,654		2,175
Schroders plc		36		1,536
Shell plc		2,827		77,487
Smiths Group plc		78		1,487
Spirax-Sarco Engineering plc		15		2,384
St James’s Place plc		159		3,000
Standard Chartered plc		771		5,116

				416,015

United States — 0.0% (g)
Bausch Health Cos., Inc. (a)		5		121
Brookfield Renewable Corp., Class A		2		95

				216

Total Common Stocks (Cost $2,752,553)				2,977,071

Preferred Stocks — 1.3%
Germany — 1.1%
Bayerische Motoren Werke AG		39		2,994
Porsche Automobil Holding SE		103		9,870
Volkswagen AG		124		21,372

				34,236

South Korea — 0.2%
Samsung Electronics Co. Ltd.		91		4,734

Total Preferred Stocks (Cost $37,465)				38,970

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.2%
Time Deposits — 1.2%
Barclays SA, 0.15%, 04/01/2022		13,362		13,362
BNP Paribas SA,
(1.30%), 04/01/2022	CHF	3,192		3,454
0.15%, 04/01/2022		3,027		3,027
0.25%, 04/01/2022	GBP	1,820		2,391
Brown Brothers Harriman,
(1.30%), 04/01/2022	CHF	—	(h)	—	(h)
(0.78%), 04/01/2022	EUR	—	(h)	—	(h)
(0.59%), 04/01/2022	DKK	4,246		631

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
(0.30%), 04/01/2022	SEK	6,633		705
0.07%, 04/01/2022	CAD	333		267
0.10%, 04/01/2022	NOK	4,231		481
0.15%, 04/01/2022		—	(h)	—	(h)
0.25%, 04/01/2022	GBP	—	(h)	—	(h)
5.40%, 04/01/2022	ZAR	—	(h)	—	(h)
Citibank NA,
(0.78%), 04/01/2022	EUR	7,162		7,923
0.15%, 04/01/2022		3,987		3,987
Sumitomo Mitsui Banking Corp., (0.38%), 04/01/2022	JPY	86,810		713
Sumitomo Mitsui Trust Bank Ltd., 0.15%, 04/01/2022		455		455

Total Short-Term Investments (Cost $37,396)				37,396

Total Investments — 99.4% (Cost - $2,827,414) *				3,053,437
Other Assets in Excess of Liabilities — 0.6%				19,826

NET ASSETS — 100.0%				$3,073,263

Percentages indicated are based on net assets

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2022:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Amsterdam Index	26	04/2022	EUR	4,193	(28)
Euro STOXX 50 Index	547	06/2022	EUR	22,935	199
FTSE 100 Index	131	06/2022	GBP	12,627	256
MSCI Emerging Markets Index	12	06/2022	USD	654	21
S&P Toronto Stock Exchange 60 Index	1	06/2022	CAD	210	1
TOPIX Index	11	06/2022	JPY	1,710	49

Total unrealized appreciation (depreciation)					498

Six Circles Managed Equity Portfolio International Unconstrained Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Six Circles Managed Equity Portfolio International Unconstrained Fund

Summary of Investments by Industry, March 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	14.0%
Semiconductors	10.4%
Apparel	10.1%
Food	9.1%
Banks	8.5%
Oil & Gas	6.6%
Insurance	5.3%
Auto Manufacturers	5.0%
Mining	4.3%
Home Furnishings	3.3%
Retail	2.9%
Electric	2.7%
Healthcare - Products	1.5%
Commercial Services	1.3%
Electrical Components & Equipment	1.2%
Diversified Financial Services	1.2%
Aerospace/Defense	1.2%
Toys/Games/Hobbies	1.1%
Transportation	1.0%
Others (Each less than 1.0%)	8.1%
Short-Term Investments	1.2%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$52,662	$—	$—	$52,662
Communications	1,326,100	—	—	1,326,100
Consumer Cyclical	342,215	—	—	342,215
Consumer Non-cyclical	1,575,865	—	—	1,575,865
Energy	266,274	—	—	266,274
Financial	803,673	—	—	803,673
Industrial	447,011	—	—	447,011
Technology	1,847,547	—	—	1,847,547
Utilities	63,707	—	—	63,707

Total Common Stocks	6,725,054	—	—	6,725,054

Short-Term Investments
Time Deposits	—	66,686	—	66,686

Total Investments in Securities	$6,725,054	$66,686	$—	$6,791,740

Appreciation in Other Financial Instruments
Futures contracts	$1,406	$—	$—	$1,406

Depreciation in Other Financial Instruments
Futures contracts	$(7)	$—	$—	$(7)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$10,560	$—	$10,560
Belgium	—	16,070	—	16,070
Canada	35,814	—	—	35,814
Chile	—	4,272	—	4,272
Denmark	—	64,272	—	64,272
Finland	—	24,070	—	24,070
France	—	521,461	—	521,461
Germany	—	277,463	—	277,463
Ireland	7,905	11,519	—	19,424
Italy	—	99,070	—	99,070
Japan	—	157,157	—	157,157
Jordan	—	606	—	606
Luxembourg	—	10,202	—	10,202
Netherlands	1,070	266,150	—	267,220
Norway	—	34,399	—	34,399
Poland	—	257	—	257
Portugal	—	6,058	—	6,058
South Korea	—	48,925	—	48,925
Spain	—	73,526	—	73,526
Sweden	—	86,221	—	86,221
Switzerland	5,852	797,941	—	803,793
United Arab Emirates	—	—	—	—
United Kingdom	—	416,015	—	416,015
United States	216	—	—	216

Total Common Stocks	50,857	2,926,214	—	2,977,071

Preferred Stocks
Germany	—	34,236	—	34,236
South Korea	—	4,734	—	4,734

Total Preferred Stocks	—	38,970	—	38,970

Short-Term Investments
Time Deposits	—	37,396	—	37,396

Total Investments in Securities	$50,857	$3,002,580	$—	$3,053,437

Appreciation in Other Financial Instruments
Futures contracts	$526	$—	$—	$526

Depreciation in Other Financial Instruments
Futures contracts	$(28)	$—	$—	$(28)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.